NATIONWIDE

VARIABLE

ACCOUNT-12

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-12:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-12 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP) (1)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

3

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 16, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 12, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from August 17, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from August 10, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

(1)	See Note 1 to the financial statements for the former name of the sub account.

4

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRASP	4,535,001	$43,612,102	$46,206,222	$-	$46,206,222	$4	$46,206,218	$45,217,375	$988,843	$46,206,218
WRBDP	4,907,669	26,658,287	27,637,045	-	27,637,045	104	27,636,941	27,458,048	178,893	27,636,941
WRBP	32,569	306,071	305,787	-	305,787	7	305,780	-	305,780	305,780
WRCEP	3,457,531	39,733,777	61,167,529	-	61,167,529	140	61,167,389	60,336,391	830,998	61,167,389
WRDIV	2,141,497	13,834,071	14,751,703	-	14,751,703	120	14,751,583	14,592,954	158,629	14,751,583
WRENG	1,449,251	5,083,617	5,032,234	-	5,032,234	11	5,032,223	5,022,953	9,270	5,032,223
WRGBP	608,908	3,008,029	3,060,799	-	3,060,799	86	3,060,713	3,054,266	6,447	3,060,713
WRGNR	1,525,710	6,411,085	6,278,754	-	6,278,754	103	6,278,651	6,255,661	22,990	6,278,651
WRGP	4,404,987	46,775,465	65,418,462	13	65,418,475	-	65,418,475	63,954,255	1,464,220	65,418,475
WRHIP	9,080,588	31,395,151	30,806,801	11	30,806,812	-	30,806,812	30,479,419	327,393	30,806,812
WRI2P	648,209	10,355,934	11,974,044	-	11,974,044	116	11,973,928	11,895,069	78,859	11,973,928
WRIP	2,979,396	9,826,156	14,341,919	-	14,341,919	84	14,341,835	14,238,354	103,481	14,341,835
WRLTBP	955,063	4,743,617	4,669,686	-	4,669,686	46	4,669,640	4,666,440	3,200	4,669,640
WRMCG	1,916,851	22,436,576	34,200,070	50	34,200,120	-	34,200,120	34,075,712	124,408	34,200,120
WRMMP	12,735,265	12,735,265	12,735,265	55	12,735,320	-	12,735,320	12,623,020	112,300	12,735,320
WRPAP	7,996,958	36,546,789	43,712,174	-	43,712,174	140	43,712,034	43,712,034	-	43,712,034
WRPCP	14,415,944	71,353,416	79,310,758	-	79,310,758	113	79,310,645	79,310,645	-	79,310,645
WRPMAP	91,755,501	457,761,768	518,932,409	12	518,932,421	-	518,932,421	517,407,497	1,524,924	518,932,421
WRPMAV	949,353	4,988,404	5,797,131	-	5,797,131	21	5,797,110	5,797,110	-	5,797,110
WRPMCP	23,739,965	119,965,619	131,293,877	-	131,293,877	54	131,293,823	131,293,823	-	131,293,823
WRPMP	81,324,898	405,892,843	448,441,754	-	448,441,754	52	448,441,702	448,354,405	87,297	448,441,702
WRRESP	1,024,799	7,503,882	10,010,236	-	10,010,236	89	10,010,147	9,956,129	54,018	10,010,147
WRSCP	2,713,910	25,627,850	29,683,391	-	29,683,391	57	29,683,334	29,355,945	327,389	29,683,334
WRSCV	470,248	6,834,326	7,866,175	-	7,866,175	186	7,865,989	7,819,811	46,178	7,865,989
WRSTP	2,331,256	62,950,102	68,785,812	-	68,785,812	81	68,785,731	67,967,419	818,312	68,785,731
WRVP	39,649	302,593	326,653	1	326,654	-	326,654	-	326,654	326,654
GVAAA2	1,057,317	31,779,988	31,825,234	7	31,825,241	-	31,825,241	31,825,241	-	31,825,241
GVDMA	2,037,197	26,260,905	29,946,802	-	29,946,802	9	29,946,793	29,946,793	-	29,946,793
GVDMC	1,024,975	11,477,991	12,176,708	-	12,176,708	22	12,176,686	12,176,686	-	12,176,686
GVIDA	171,690	2,156,589	2,542,724	-	2,542,724	13	2,542,711	2,542,711	-	2,542,711
GVIDC	1,784,353	18,219,499	19,163,947	20	19,163,967	-	19,163,967	19,163,967	-	19,163,967
GVIDM	1,975,694	24,267,005	25,960,622	-	25,960,622	10	25,960,612	25,960,612	-	25,960,612
IDPG2	5,639,581	61,673,740	72,863,384	-	72,863,384	94	72,863,290	72,863,290	-	72,863,290
IDPGI2	1,309,647	14,125,134	15,676,475	-	15,676,475	70	15,676,405	15,676,405	-	15,676,405
NAMAA2	21,963,266	299,712,891	298,041,515	33	298,041,548	-	298,041,548	298,041,548	-	298,041,548
NVAMV1	770,609	15,215,587	15,312,008	59	15,312,067	-	15,312,067	15,281,040	31,027	15,312,067
NVDBL2	1,945,069	29,974,315	33,727,498	-	33,727,498	95	33,727,403	33,727,403	-	33,727,403

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVDCA2	1,621,899	28,208,608	32,778,579	-	32,778,579	105	32,778,474	32,778,474	-	32,778,474
NVMM2	2,833,227	2,833,227	2,833,227	-	2,833,227	19	2,833,208	2,833,208	-	2,833,208

Total (unaudited)			$2,275,595,413	$261	$2,275,595,674	$2,051	$2,275,593,623	$2,267,662,113	$7,931,510	$2,275,593,623

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	WRASP	WRBDP	WRBP	WRCEP	WRDIV	WRENG	WRGBP
Reinvested dividends	$34,907,733	723,560	556,036	306,134	314,531	317,541	73,817	145,409
Mortality and expense risk charges (note 2)	(31,725,857)	(683,236)	(417,648)	(400,818)	(868,870)	(210,442)	(85,327)	(59,828)

Net investment income (loss)	3,181,876	40,324	138,388	(94,684)	(554,339)	107,099	(11,510)	85,581

Realized gain (loss) on investments	55,108,050	(102,683)	126,086	5,612,587	1,557,396	(439,518)	(1,215,241)	27,668
Change in unrealized gain (loss) on investments	111,678,196	(714,098)	(2,087,610)	(3,260,661)	10,488,922	2,383,781	2,970,978	(209,439)

Net gain (loss) on investments	166,786,246	(816,781)	(1,961,524)	2,351,926	12,046,318	1,944,263	1,755,737	(181,771)

Reinvested capital gains	110,896,125	4,677,279	1,135,612	1,865,706	2,206,329	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$280,864,247	3,900,822	(687,524)	4,122,948	13,698,308	2,051,362	1,744,227	(96,190)

Investment Activity*:	WRGNR	WRGP	WRHIP	WRI2P	WRIP	WRLTBP	WRMCG	WRMMP
Reinvested dividends	$101,022	-	1,838,257	130,610	8,087	74,045	-	485
Mortality and expense risk charges (note 2)	(92,580)	(892,952)	(479,353)	(183,969)	(214,859)	(76,403)	(512,916)	(201,702)

Net investment income (loss)	8,442	(892,952)	1,358,904	(53,359)	(206,772)	(2,358)	(512,916)	(201,217)

Realized gain (loss) on investments	(176,663)	1,128,624	(746,534)	(42,826)	(963,505)	58,365	1,656,727	-
Change in unrealized gain (loss) on investments	1,510,113	8,970,220	750,744	1,548,258	2,621,386	(177,050)	(498,929)	-

Net gain (loss) on investments	1,333,450	10,098,844	4,210	1,505,432	1,657,881	(118,685)	1,157,798	-

Reinvested capital gains	-	5,740,287	-	-	686,473	19,980	3,949,162	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,341,892	14,946,179	1,363,114	1,452,073	2,137,582	(101,063)	4,594,044	(201,217)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	WRPAP	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMCV	WRPMMV	WRPMP
Reinvested dividends	$690,693	1,433,405	10,314,185	82,660	2,739,647	757,295	3,924,249	9,140,786
Mortality and expense risk charges (note 2)	(603,384)	(1,085,178)	(7,064,328)	(84,152)	(1,845,766)	(553,713)	(2,871,353)	(6,294,218)

Net investment income (loss)	87,309	348,227	3,249,857	(1,492)	893,881	203,582	1,052,896	2,846,568

Realized gain (loss) on investments	(117,069)	520,429	(5,293,785)	11,684	(832,038)	6,482,258	39,604,012	(3,942,198)
Change in unrealized gain (loss) on investments	4,633,000	2,404,918	53,397,423	608,299	7,830,590	(3,158,393)	(15,756,085)	36,956,217

Net gain (loss) on investments	4,515,931	2,925,347	48,103,638	619,983	6,998,552	3,323,865	23,847,927	33,014,019

Reinvested capital gains	2,031,632	3,344,611	25,727,408	77,764	5,971,707	968,821	2,979,226	21,289,077

Net increase (decrease) in contract owners’ equity resulting from operations	$6,634,872	6,618,185	77,080,903	696,255	13,864,140	4,496,268	27,880,049	57,149,664

Investment Activity*:	WRRESP	WRSCP	WRSCV	WRSTP	WRVP	GVAAA2	GVDMA	GVDMC
Reinvested dividends	$83,421	303,100	-	-	277,408	1,022	46,937	26,249
Mortality and expense risk charges (note 2)	(135,420)	(491,387)	(121,175)	(1,031,842)	(188,482)	(63,549)	(410,590)	(178,859)

Net investment income (loss)	(51,999)	(188,287)	(121,175)	(1,031,842)	88,926	(62,527)	(363,653)	(152,610)

Realized gain (loss) on investments	(10,445)	922,110	16,926	3,518,631	4,650,385	(6,734)	1,033,073	(98,439)
Change in unrealized gain (loss) on investments	3,075,840	(3,561,115)	1,527,937	(13,459,842)	(1,177,119)	45,246	2,354,648	806,457

Net gain (loss) on investments	3,065,395	(2,639,005)	1,544,863	(9,941,211)	3,473,266	38,512	3,387,721	708,018

Reinvested capital gains	140,254	3,709,594	-	19,550,331	-	559	453,613	107,469

Net increase (decrease) in contract owners’ equity resulting from operations	$3,153,650	882,302	1,423,688	8,577,278	3,562,192	(23,456)	3,477,681	662,877

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVIDA	GVIDC	GVIDM	IDPG2	IDPGI2	NAMAA2	NVAMV1	NVDBL2
Reinvested dividends	$3,168	39,762	50,364	127,895	29,539	-	125,017	65,894
Mortality and expense risk charges (note 2)	(34,643)	(222,988)	(378,075)	(974,953)	(214,988)	(538,120)	(29,808)	(468,188)

Net investment income (loss)	(31,475)	(183,226)	(327,711)	(847,058)	(185,449)	(538,120)	95,209	(402,294)

Realized gain (loss) on investments	6,596	235,709	103,091	872,147	98,131	(51,992)	(3,765)	368,637
Change in unrealized gain (loss) on investments	288,929	43,059	2,197,861	4,526,857	654,056	(1,671,376)	96,421	1,944,470

Net gain (loss) on investments	295,525	278,768	2,300,952	5,399,004	752,187	(1,723,368)	92,656	2,313,107

Reinvested capital gains	40,841	106,792	301,146	2,639,867	366,445	-	-	313,025

Net increase (decrease) in contract owners’ equity resulting from operations	$304,891	202,334	2,274,387	7,191,813	933,183	(2,261,488)	187,865	2,223,838

Investment Activity*:	NVDCA2	NVMM2
Reinvested dividends	$55,503	-
Mortality and expense risk charges (note 2)	(457,568)	(2,227)

Net investment income (loss)	(402,065)	(2,227)

Realized gain (loss) on investments	540,213	-
Change in unrealized gain (loss) on investments	2,773,283	-

Net gain (loss) on investments	3,313,496	-

Reinvested capital gains	495,115	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,406,546	(2,227)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		WRASP		WRBDP		WRBP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,181,876	2,011,331	40,324	205,431	138,388	277,242	(94,684)	(23,602)
Realized gain (loss) on investments	55,108,050	(25,238,908)	(102,683)	(1,403,694)	126,086	(23,547)	5,612,587	(1,059,951)
Change in unrealized gain (loss) on investments	111,678,196	88,619,589	(714,098)	5,426,488	(2,087,610)	2,179,845	(3,260,661)	2,720,241
Reinvested capital gains	110,896,125	183,834,538	4,677,279	712,044	1,135,612	-	1,865,706	1,414,082

Net increase (decrease) in contract owners’ equity resulting from operations	280,864,247	249,226,550	3,900,822	4,940,269	(687,524)	2,433,540	4,122,948	3,050,770

Equity transactions:
Purchase payments received from contract owners (note 4)	14,771,143	15,618,004	420,166	401,211	152,231	173,626	642,089	131,447
Transfers between funds	-	-	82,510	(2,263,947)	949,151	3,786,331	(32,642,213)	498,988
Redemptions (notes 2, 3, and 4)	(289,695,330)	(274,707,298)	(4,152,931)	(4,880,200)	(2,624,885)	(3,408,566)	(1,445,118)	(2,147,172)
Adjustments to maintain reserves	(6,714)	(191,097)	(266)	(6,866)	(69)	(7,149)	77	(12,402)

Net equity transactions	(274,930,901)	(259,280,391)	(3,650,521)	(6,749,802)	(1,523,572)	544,242	(33,445,165)	(1,529,139)

Net change in contract owners’ equity	5,933,346	(10,053,841)	250,301	(1,809,533)	(2,211,096)	2,977,782	(29,322,217)	1,521,631
Contract owners’ equity at beginning of period	2,269,660,277	2,279,714,118	45,955,917	47,765,450	29,848,037	26,870,255	29,627,997	28,106,366

Contract owners’ equity at end of period	$2,275,593,623	2,269,660,277	46,206,218	45,955,917	27,636,941	29,848,037	305,780	29,627,997

CHANGE IN UNITS:
Beginning units	115,578,152	129,194,348	1,319,852	1,537,707	1,889,923	1,858,276	1,071,713	1,144,277
Units purchased	38,534,596	7,767,673	53,241	42,614	166,429	349,969	49,131	99,926
Units redeemed	(38,448,589)	(21,383,869)	(155,119)	(260,469)	(265,248)	(318,322)	(1,120,844)	(172,490)

Ending units	115,664,159	115,578,152	1,217,974	1,319,852	1,791,104	1,889,923	-	1,071,713

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRCEP		WRDIV		WRENG		WRGBP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(554,339)	(465,149)	107,099	155,676	(11,510)	16,316	85,581	91,503
Realized gain (loss) on investments	1,557,396	(596,744)	(439,518)	(1,584,878)	(1,215,241)	(1,158,933)	27,668	(31,187)
Change in unrealized gain (loss) on investments	10,488,922	7,249,637	2,383,781	1,461,029	2,970,978	(678,666)	(209,439)	168,462
Reinvested capital gains	2,206,329	2,664,482	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,698,308	8,852,226	2,051,362	31,827	1,744,227	(1,821,283)	(96,190)	228,778

Equity transactions:
Purchase payments received from contract owners (note 4)	538,488	633,225	130,926	43,194	57,202	20,589	21,025	21,982
Transfers between funds	(1,638,391)	(1,650,232)	133,398	(389,278)	(839,899)	1,118,782	(738,681)	101,432
Redemptions (notes 2, 3, and 4)	(4,689,347)	(5,674,686)	(1,391,255)	(1,678,724)	(485,394)	(369,651)	(292,622)	(197,554)
Adjustments to maintain reserves	(254)	(16,670)	(131)	(3,752)	(10)	(4,557)	(68)	19

Net equity transactions	(5,789,504)	(6,708,363)	(1,127,062)	(2,028,560)	(1,268,101)	765,163	(1,010,346)	(74,121)

Net change in contract owners’ equity	7,908,804	2,143,863	924,300	(1,996,733)	476,126	(1,056,120)	(1,106,536)	154,657
Contract owners’ equity at beginning of period	53,258,585	51,114,722	13,827,283	15,824,016	4,556,097	5,612,217	4,167,249	4,012,592

Contract owners’ equity at end of period	$61,167,389	53,258,585	14,751,583	13,827,283	5,032,223	4,556,097	3,060,713	4,167,249

CHANGE IN UNITS:
Beginning units	1,295,873	1,488,511	575,479	669,781	1,070,354	814,529	347,521	356,525
Units purchased	26,009	50,891	26,360	39,614	66,745	480,517	34,316	46,074
Units redeemed	(151,173)	(243,529)	(70,104)	(133,916)	(294,161)	(224,692)	(120,794)	(55,078)

Ending units	1,170,709	1,295,873	531,735	575,479	842,938	1,070,354	261,043	347,521

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRGNR		WRGP		WRHIP		WRI2P
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,442	46,367	(892,952)	(754,488)	1,358,904	1,703,961	(53,359)	99,202
Realized gain (loss) on investments	(176,663)	(996,491)	1,128,624	(4,087)	(746,534)	(1,107,061)	(42,826)	(615,880)
Change in unrealized gain (loss) on investments	1,510,113	11,824	8,970,220	6,944,750	750,744	588,963	1,548,258	1,056,059
Reinvested capital gains	-	-	5,740,287	6,845,376	-	-	-	2,043

Net increase (decrease) in contract owners’ equity resulting from operations	1,341,892	(938,300)	14,946,179	13,031,551	1,363,114	1,185,863	1,452,073	541,424

Equity transactions:
Purchase payments received from contract owners (note 4)	50,928	75,772	565,221	570,039	373,518	290,391	67,536	26,893
Transfers between funds	(181,562)	138,124	(792,877)	(1,894,513)	1,563,916	(378,468)	(464,661)	(160,292)
Redemptions (notes 2, 3, and 4)	(498,426)	(678,485)	(5,181,980)	(6,045,677)	(3,921,860)	(3,066,974)	(861,416)	(1,275,182)
Adjustments to maintain reserves	(80)	1,488	289	(99,235)	58	10,870	(118)	(3,090)

Net equity transactions	(629,140)	(463,101)	(5,409,347)	(7,469,386)	(1,984,368)	(3,144,181)	(1,258,659)	(1,411,671)

Net change in contract owners’ equity	712,752	(1,401,401)	9,536,832	5,562,165	(621,254)	(1,958,318)	193,414	(870,247)
Contract owners’ equity at beginning of period	5,565,899	6,967,300	55,881,643	50,319,478	31,428,066	33,386,384	11,780,514	12,650,761

Contract owners’ equity at end of period	$6,278,651	5,565,899	65,418,475	55,881,643	30,806,812	31,428,066	11,973,928	11,780,514

CHANGE IN UNITS:
Beginning units	732,591	793,842	1,145,102	1,327,752	1,250,237	1,386,642	572,541	648,426
Units purchased	38,112	138,396	32,175	61,302	112,189	121,984	21,056	47,413
Units redeemed	(108,333)	(199,647)	(134,702)	(243,952)	(191,742)	(258,389)	(75,960)	(123,298)

Ending units	662,370	732,591	1,042,575	1,145,102	1,170,684	1,250,237	517,637	572,541

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRIP		WRLTBP		WRMCG		WRMMP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(206,772)	(135,586)	(2,358)	58,997	(512,916)	(397,334)	(201,217)	(180,033)
Realized gain (loss) on investments	(963,505)	(3,562,505)	58,365	28,813	1,656,727	1,229,498	-	-
Change in unrealized gain (loss) on investments	2,621,386	5,896,575	(177,050)	33,517	(498,929)	7,912,306	-	-
Reinvested capital gains	686,473	-	19,980	-	3,949,162	1,853,314	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,137,582	2,198,484	(101,063)	121,327	4,594,044	10,597,784	(201,217)	(180,033)

Equity transactions:
Purchase payments received from contract owners (note 4)	61,237	48,357	9,656	25,663	207,985	93,354	3,982,339	5,302,803
Transfers between funds	(463,630)	(853,394)	119,315	1,700,062	(173,933)	(1,456,274)	14,284,289	14,945,507
Redemptions (notes 2, 3, and 4)	(1,271,446)	(1,228,098)	(607,338)	(1,185,443)	(2,712,117)	(2,164,523)	(20,279,933)	(20,114,018)
Adjustments to maintain reserves	(68)	(6,244)	(27)	45	(54)	(8,701)	41	10,573

Net equity transactions	(1,673,907)	(2,039,379)	(478,394)	540,327	(2,678,119)	(3,536,144)	(2,013,264)	144,865

Net change in contract owners’ equity	463,675	159,105	(579,457)	661,654	1,915,925	7,061,640	(2,214,481)	(35,168)
Contract owners’ equity at beginning of period	13,878,160	13,719,055	5,249,097	4,587,443	32,284,195	25,222,555	14,949,801	14,984,969

Contract owners’ equity at end of period	$14,341,835	13,878,160	4,669,640	5,249,097	34,200,120	32,284,195	12,735,320	14,949,801

CHANGE IN UNITS:
Beginning units	474,187	556,339	502,062	449,101	574,598	658,975	1,548,202	1,526,705
Units purchased	11,244	17,648	135,593	270,152	27,144	38,949	2,408,778	2,744,947
Units redeemed	(62,902)	(99,800)	(181,693)	(217,191)	(71,107)	(123,326)	(2,621,964)	(2,723,450)

Ending units	422,529	474,187	455,962	502,062	530,635	574,598	1,335,016	1,548,202

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRPAP		WRPCP		WRPMAP		WRPMAV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$87,309	25,054	348,227	209,718	3,249,857	2,341,049	(1,492)	(5,907)
Realized gain (loss) on investments	(117,069)	(1,753,755)	520,429	(1,495,465)	(5,293,785)	(4,945,298)	11,684	(42,732)
Change in unrealized gain (loss) on investments	4,633,000	1,651,412	2,404,918	4,502,217	53,397,423	1,968,740	608,299	(47,189)
Reinvested capital gains	2,031,632	4,806,318	3,344,611	4,387,829	25,727,408	65,050,438	77,764	485,198

Net increase (decrease) in contract owners’ equity resulting from operations	6,634,872	4,729,029	6,618,185	7,604,299	77,080,903	64,414,929	696,255	389,370

Equity transactions:
Purchase payments received from contract owners (note 4)	66,141	336,639	79,390	523,234	976,759	734,692	(1)	28,682
Transfers between funds	129,550	(877,577)	1,759,459	16,569,067	(10,347,413)	(14,170,288)	34,596	(1,252)
Redemptions (notes 2, 3, and 4)	(3,169,225)	(5,562,521)	(8,590,821)	(14,950,970)	(87,558,582)	(74,497,653)	(107,655)	(681,522)
Adjustments to maintain reserves	(140)	58	(104)	73	21	(256)	(28)	56

Net equity transactions	(2,973,674)	(6,103,401)	(6,752,076)	2,141,404	(96,929,215)	(87,933,505)	(73,088)	(654,036)

Net change in contract owners’ equity	3,661,198	(1,374,372)	(133,891)	9,745,703	(19,848,312)	(23,518,576)	623,167	(264,666)
Contract owners’ equity at beginning of period	40,050,836	41,425,208	79,444,536	69,698,833	538,780,733	562,299,309	5,173,943	5,438,609

Contract owners’ equity at end of period	$43,712,034	40,050,836	79,310,645	79,444,536	518,932,421	538,780,733	5,797,110	5,173,943

CHANGE IN UNITS:
Beginning units	1,799,392	2,122,855	4,656,185	4,540,374	25,331,661	30,041,030	350,047	397,119
Units purchased	33,985	31,940	230,312	1,235,999	87,783	107,171	3,038	7,054
Units redeemed	(159,313)	(355,403)	(610,854)	(1,120,188)	(4,268,139)	(4,816,540)	(7,518)	(54,126)

Ending units	1,674,064	1,799,392	4,275,643	4,656,185	21,151,305	25,331,661	345,567	350,047

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRPMCP		WRPMCV		WRPMMV		WRPMP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$893,881	626,867	203,582	36,091	1,052,896	33,679	2,846,568	2,104,633
Realized gain (loss) on investments	(832,038)	(1,656,075)	6,482,258	(100,600)	39,604,012	(159,495)	(3,942,198)	(5,250,422)
Change in unrealized gain (loss) on investments	7,830,590	4,059,796	(3,158,393)	869,452	(15,756,085)	(104,838)	36,956,217	7,098,542
Reinvested capital gains	5,971,707	11,508,734	968,821	2,741,488	2,979,226	16,530,000	21,289,077	48,467,867

Net increase (decrease) in contract owners’ equity resulting from operations	13,864,140	14,539,322	4,496,268	3,546,431	27,880,049	16,299,346	57,149,664	52,420,620

Equity transactions:
Purchase payments received from contract owners (note 4)	748,493	597,404	112,009	209,201	1,175,009	2,140,978	1,493,931	852,612
Transfers between funds	(1,059,366)	(1,609,488)	(49,577,921)	(752,111)	(254,731,993)	(2,953,561)	(5,446,024)	(8,918,639)
Redemptions (notes 2, 3, and 4)	(19,204,657)	(17,218,995)	(1,952,136)	(1,717,756)	(8,504,644)	(9,991,929)	(71,619,003)	(63,724,456)
Adjustments to maintain reserves	(58)	70	6	9	(22)	150	(11)	(402)

Net equity transactions	(19,515,588)	(18,231,009)	(51,418,042)	(2,260,657)	(262,061,650)	(10,804,362)	(75,571,107)	(71,790,885)

Net change in contract owners’ equity	(5,651,448)	(3,691,687)	(46,921,774)	1,285,774	(234,181,601)	5,494,984	(18,421,443)	(19,370,265)
Contract owners’ equity at beginning of period	136,945,271	140,636,958	46,921,774	45,636,000	234,181,601	228,686,617	466,863,145	486,233,410

Contract owners’ equity at end of period	$131,293,823	136,945,271	-	46,921,774	-	234,181,601	448,441,702	466,863,145

CHANGE IN UNITS:
Beginning units	7,432,349	8,548,269	3,429,779	3,607,397	16,343,103	17,173,783	24,280,668	28,515,049
Units purchased	122,882	212,320	28,504	55,259	113,902	203,437	212,809	96,936
Units redeemed	(1,126,215)	(1,328,240)	(3,458,283)	(232,877)	(16,457,005)	(1,034,117)	(3,868,417)	(4,331,317)

Ending units	6,429,016	7,432,349	-	3,429,779	-	16,343,103	20,625,060	24,280,668

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRRESP		WRSCP		WRSCV		WRSTP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(51,999)	16,118	(188,287)	(395,954)	(121,175)	(97,877)	(1,031,842)	(847,890)
Realized gain (loss) on investments	(10,445)	(311,361)	922,110	(927,452)	16,926	(498,039)	3,518,631	2,393,805
Change in unrealized gain (loss) on investments	3,075,840	(742,673)	(3,561,115)	9,751,633	1,527,937	632,290	(13,459,842)	8,210,213
Reinvested capital gains	140,254	592,839	3,709,594	-	-	353,571	19,550,331	6,974,904

Net increase (decrease) in contract owners’ equity resulting from operations	3,153,650	(445,077)	882,302	8,428,227	1,423,688	389,945	8,577,278	16,731,032

Equity transactions:
Purchase payments received from contract owners (note 4)	102,708	32,715	334,311	493,982	78,341	17,915	798,541	431,520
Transfers between funds	(363,833)	80,011	(651,867)	(1,310,295)	(517,490)	365,979	(1,646,433)	(2,930,681)
Redemptions (notes 2, 3, and 4)	(759,246)	(709,371)	(2,554,608)	(2,721,695)	(802,330)	(946,124)	(5,965,287)	(4,375,638)
Adjustments to maintain reserves	(188)	(1,152)	(211)	(2,491)	(112)	(3,259)	(48)	(15,404)

Net equity transactions	(1,020,559)	(597,797)	(2,872,375)	(3,540,499)	(1,241,591)	(565,489)	(6,813,227)	(6,890,203)

Net change in contract owners’ equity	2,133,091	(1,042,874)	(1,990,073)	4,887,728	182,097	(175,544)	1,764,051	9,840,829
Contract owners’ equity at beginning of period	7,877,056	8,919,930	31,673,407	26,785,679	7,683,892	7,859,436	67,021,680	57,180,851

Contract owners’ equity at end of period	$10,010,147	7,877,056	29,683,334	31,673,407	7,865,989	7,683,892	68,785,731	67,021,680

CHANGE IN UNITS:
Beginning units	306,469	330,977	902,215	1,034,743	259,931	279,880	946,710	1,077,228
Units purchased	18,488	26,368	48,046	49,301	8,657	30,213	33,855	43,900
Units redeemed	(49,966)	(50,876)	(124,794)	(181,829)	(45,510)	(50,162)	(124,966)	(174,418)

Ending units	274,991	306,469	825,467	902,215	223,078	259,931	855,599	946,710

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRVP		GVAAA2		GVDMA		GVDMC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$88,926	68,861	(62,527)	-	(363,653)	(313,472)	(152,610)	(167,443)
Realized gain (loss) on investments	4,650,385	(669,909)	(6,734)	-	1,033,073	804,023	(98,439)	(222,565)
Change in unrealized gain (loss) on investments	(1,177,119)	(72,904)	45,246	-	2,354,648	605,806	806,457	883,453
Reinvested capital gains	-	525,291	559	-	453,613	1,731,603	107,469	375,249

Net increase (decrease) in contract owners’ equity resulting from operations	3,562,192	(148,661)	(23,456)	-	3,477,681	2,827,960	662,877	868,694

Equity transactions:
Purchase payments received from contract owners (note 4)	162,009	326,646	24,814	-	9,896	168,547	22,058	10,130
Transfers between funds	(15,431,677)	164,485	32,263,246	-	(571,309)	(464,439)	(223,647)	(77,040)
Redemptions (notes 2, 3, and 4)	(1,182,589)	(2,077,309)	(439,371)	-	(3,020,282)	(3,546,632)	(1,912,401)	(1,517,983)
Adjustments to maintain reserves	61	(15,283)	8	-	(469)	(684)	(915)	(1,401)

Net equity transactions	(16,452,196)	(1,601,461)	31,848,697	-	(3,582,164)	(3,843,208)	(2,114,905)	(1,586,294)

Net change in contract owners’ equity	(12,890,004)	(1,750,122)	31,825,241	-	(104,483)	(1,015,248)	(1,452,028)	(717,600)
Contract owners’ equity at beginning of period	13,216,658	14,966,780	-	-	30,051,276	31,066,524	13,628,714	14,346,314

Contract owners’ equity at end of period	$326,654	13,216,658	31,825,241	-	29,946,793	30,051,276	12,176,686	13,628,714

CHANGE IN UNITS:
Beginning units	501,134	571,083	-	-	1,644,101	1,883,350	875,518	988,246
Units purchased	19,292	58,860	3,078,884	-	860	18,145	15,922	14,021
Units redeemed	(520,426)	(128,809)	(50,116)	-	(182,839)	(257,394)	(147,122)	(126,749)

Ending units	-	501,134	3,028,768	-	1,462,122	1,644,101	744,318	875,518

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDA		GVIDC		GVIDM		IDPG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(31,475)	(24,040)	(183,226)	(169,301)	(327,711)	(334,788)	(847,058)	(831,939)
Realized gain (loss) on investments	6,596	(18,434)	235,709	114,361	103,091	239,500	872,147	376,142
Change in unrealized gain (loss) on investments	288,929	121,207	43,059	845,217	2,197,861	791,179	4,526,857	2,391,975
Reinvested capital gains	40,841	134,561	106,792	142,056	301,146	1,459,792	2,639,867	1,210,753

Net increase (decrease) in contract owners’ equity resulting from operations	304,891	213,294	202,334	932,333	2,274,387	2,155,683	7,191,813	3,146,931

Equity transactions:
Purchase payments received from contract owners (note 4)	-	3,664	362	3,991	41,252	177,938	281,475	353,047
Transfers between funds	68,236	(163,805)	5,622,489	9,053,050	(179,293)	(254,184)	(305,428)	(4,466,027)
Redemptions (notes 2, 3, and 4)	(15,212)	(20,985)	(2,836,609)	(4,583,156)	(3,561,747)	(3,109,838)	(3,867,110)	(3,094,557)
Adjustments to maintain reserves	(27)	62	(173)	(347)	(3,398)	(5,405)	(118)	51

Net equity transactions	52,997	(181,064)	2,786,069	4,473,538	(3,703,186)	(3,191,489)	(3,891,181)	(7,207,486)

Net change in contract owners’ equity	357,888	32,230	2,988,403	5,405,871	(1,428,799)	(1,035,806)	3,300,632	(4,060,555)
Contract owners’ equity at beginning of period	2,184,823	2,152,593	16,175,564	10,769,693	27,389,411	28,425,217	69,562,658	73,623,213

Contract owners’ equity at end of period	$2,542,711	2,184,823	19,163,967	16,175,564	25,960,612	27,389,411	72,863,290	69,562,658

CHANGE IN UNITS:
Beginning units	119,242	130,553	1,163,496	816,028	1,612,766	1,819,765	5,053,914	5,611,603
Units purchased	3,421	1,633	421,665	709,418	19,339	24,717	41,856	94,527
Units redeemed	(853)	(12,944)	(223,824)	(361,950)	(225,907)	(231,716)	(306,316)	(652,216)

Ending units	121,810	119,242	1,361,337	1,163,496	1,406,198	1,612,766	4,789,454	5,053,914

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IDPGI2		NAMAA2		NVAMV1		NVDBL2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(185,449)	(181,103)	(538,120)	-	95,209	-	(402,294)	(403,215)
Realized gain (loss) on investments	98,131	14,657	(51,992)	-	(3,765)	-	368,637	(156,340)
Change in unrealized gain (loss) on investments	654,056	457,253	(1,671,376)	-	96,421	-	1,944,470	2,077,456
Reinvested capital gains	366,445	161,988	-	-	-	-	313,025	907,964

Net increase (decrease) in contract owners’ equity resulting from operations	933,183	452,795	(2,261,488)	-	187,865	-	2,223,838	2,425,865

Equity transactions:
Purchase payments received from contract owners (note 4)	26,538	96,355	72,220	-	6,988	-	15,215	179,920
Transfers between funds	32,849	275,228	302,706,969	-	15,319,047	-	477,699	1,138,590
Redemptions (notes 2, 3, and 4)	(690,677)	(801,860)	(2,476,184)	-	(201,925)	-	(2,776,586)	(2,670,350)
Adjustments to maintain reserves	(65)	53	31	-	92	-	(88)	11

Net equity transactions	(631,355)	(430,224)	300,303,036	-	15,124,202	-	(2,283,760)	(1,351,829)

Net change in contract owners’ equity	301,828	22,571	298,041,548	-	15,312,067	-	(59,922)	1,074,036
Contract owners’ equity at beginning of period	15,374,577	15,352,006	-	-	-	-	33,787,325	32,713,289

Contract owners’ equity at end of period	$15,676,405	15,374,577	298,041,548	-	15,312,067	-	33,727,403	33,787,325

CHANGE IN UNITS:
Beginning units	1,191,487	1,227,552	-	-	-	-	1,677,424	1,755,091
Units purchased	15,979	58,487	28,847,901	-	1,400,728	-	33,154	103,105
Units redeemed	(62,526)	(94,552)	(282,698)	-	(24,959)	-	(143,322)	(180,772)

Ending units	1,144,940	1,191,487	28,565,203	-	1,375,769	-	1,567,256	1,677,424

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVDCA2		NVMM2
	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(402,065)	(376,313)	(2,227)	-
Realized gain (loss) on investments	540,213	(86,807)	-	-
Change in unrealized gain (loss) on investments	2,773,283	1,698,322	-	-
Reinvested capital gains	495,115	1,794,754	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,406,546	3,029,956	(2,227)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	7,155	39,646	854,982	-
Transfers between funds	(233,587)	(1,939,851)	3,676,409	-
Redemptions (notes 2, 3, and 4)	(3,814,438)	(2,071,045)	(1,695,937)	-
Adjustments to maintain reserves	(59)	65	(19)	-

Net equity transactions	(4,040,929)	(3,971,185)	2,835,435	-

Net change in contract owners’ equity	(634,383)	(941,229)	2,833,208	-
Contract owners’ equity at beginning of period	33,412,857	34,354,086	-	-

Contract owners’ equity at end of period	$32,778,474	33,412,857	2,833,208	-

CHANGE IN UNITS:
Beginning units	1,330,326	1,504,985	-	-
Units purchased	11,362	34,466	473,450	-
Units redeemed	(161,253)	(209,125)	(189,602)	-

Ending units	1,180,435	1,330,326	283,848	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-12 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

*	At December 31, 2021, contract owners were not invested in this fund.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	11/16/2021
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)	11/12/2021
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)	8/17/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)	8/10/2021

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2021.

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRBDP	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	Ivy Variable Insurance Portfolios - Corporate Bond: Class II	7/1/2021
WRBP	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II	Ivy Variable Insurance Portfolios - Balanced: Class II	7/1/2021
WRCEP	Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II	Ivy Variable Insurance Portfolios - Core Equity: Class II	7/1/2021
WRDIV	Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II	Ivy Variable Insurance Portfolios - Global Equity Income: Class II	7/1/2021
WRENG	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	Ivy Variable Insurance Portfolios - Energy: Class II	7/1/2021
WRGBP	Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II	Ivy Variable Insurance Portfolios - Global Bond: Class II	7/1/2021
WRGNR	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	Ivy Variable Insurance Portfolios - Natural Resources: Class II	7/1/2021

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

WRGP	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	Ivy Variable Insurance Portfolios - Growth: Class II	7/1/2021
WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021
WRI2P	Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II	Ivy Variable Insurance Portfolios - International Core Equity: Class II	7/1/2021
WRIP	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II	Ivy Variable Insurance Portfolios - Global Growth: Class II	7/1/2021
WRLTBP	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II	Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II	7/1/2021
WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021
WRMMP	Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II	Ivy Variable Insurance Portfolios - Government Money Market: Class II	7/1/2021
WRPAP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II	Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II	7/1/2021
WRPCP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II	7/1/2021
WRPMAP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II	7/1/2021
WRPMAV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II	7/1/2021
WRPMCP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II	7/1/2021
WRPMCV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II	7/1/2021
WRPMMV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II	7/1/2021
WRPMP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II	7/1/2021
WRRESP	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	7/1/2021
WRSCP	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	7/1/2021
WRSCV	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II	Ivy Variable Insurance Portfolios - Small Cap Core: Class II	7/1/2021
WRSTP	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	Ivy Variable Insurance Portfolios - Science and Technology: Class II	7/1/2021
WRVP	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II	Ivy Variable Insurance Portfolios - Value: Class II	7/1/2021

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.50% to 4.30%.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.25% - 1.50% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Five-Year Enhanced Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
One-Month Enhanced Death Benefit Option	0.30%
Combination Enhanced Death Benefit Option	0.40% - 0.65%
Combination Enhanced III Death Benefit Option	0.65%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.50%
4% Extra Value Credit Option	0.60%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Spousal Protection Annuity Option	0.10%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.30% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $1,604,645 and $1,284,347, respectively, and total transfers from the Separate Account to the fixed account were $4,690,423 and $7,103,135, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,275,595,413	$-	$-	$2,275,595,413

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
WRASP	$6,260,516	$5,193,280
WRBDP	3,034,278	3,283,775
WRBP	3,287,606	34,961,828
WRCEP	3,108,283	7,245,529
WRDIV	747,016	1,766,851
WRENG	236,753	1,516,354
WRGBP	466,594	1,391,289
WRGNR	332,099	952,716
WRGP	6,284,518	6,846,648
WRHIP	3,617,187	4,242,697
WRI2P	412,571	1,724,470
WRIP	873,577	2,067,716
WRLTBP	1,377,408	1,838,154
WRMCG	4,893,158	4,134,982
WRMMP	10,213,099	12,427,632
WRPAP	3,289,522	4,144,116
WRPCP	8,154,872	11,214,005
WRPMAP	36,600,404	104,552,439
WRPMAV	198,872	195,661
WRPMCP	9,707,718	22,357,660
WRPMCV	1,962,489	52,208,134
WRPMMV	7,784,371	265,813,878
WRPMP	31,382,845	82,818,327
WRRESP	642,992	1,575,107
WRSCP	4,926,849	4,277,710
WRSCV	180,128	1,542,782
WRSTP	20,937,147	9,231,779
WRVP	649,090	17,012,434
GVAAA2	32,323,454	536,732
GVDMA	524,716	4,016,690
GVDMC	288,285	2,447,862
GVIDA	112,243	49,853
GVIDC	5,788,046	3,078,335

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

GVIDM	479,887	4,207,950
IDPG2	3,235,916	5,334,170
IDPGI2	466,993	917,287
NAMAA2	302,819,742	3,054,859
NVAMV1	15,501,610	282,258
NVDBL2	829,285	3,202,225
NVDCA2	790,631	4,738,451
NVMM2	3,215,125	381,898

	$537,937,895	$698,786,523

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	1.25%	to	2.40%	1,217,974	$38.27	to	$31.05	$45,217,375	1.57%	9.06%	to	7.79%
2020	1.25%	to	2.40%	1,319,852	35.09	to	28.81	45,038,535	1.96%	12.45%	to	11.15%
2019	1.25%	to	2.40%	1,537,707	31.20	to	25.92	46,843,513	1.99%	20.26%	to	18.86%
2018	1.25%	to	2.40%	1,913,263	25.95	to	21.81	48,577,290	1.70%	-6.63%	to	-7.72%
2017	1.25%	to	2.60%	2,429,938	27.79	to	22.97	66,189,451	1.52%	16.80%	to	15.21%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2021	1.25%	to	2.40%	1,791,104	15.86	to	12.87	27,458,048	1.97%	-2.09%	to	-3.23%
2020	1.25%	to	2.40%	1,889,923	16.20	to	13.30	29,659,909	2.48%	9.58%	to	8.30%
2019	1.25%	to	2.40%	1,858,276	14.78	to	12.28	26,709,873	2.71%	10.78%	to	9.49%
2018	1.25%	to	2.40%	2,006,958	13.34	to	11.22	26,104,532	2.13%	-3.14%	to	-4.27%
2017	1.25%	to	2.60%	2,340,899	13.78	to	11.39	31,511,733	1.63%	2.72%	to	1.32%
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2020	1.25%	to	2.40%	1,071,713	27.99	to	22.98	29,348,391	1.40%	12.69%	to	11.38%
2019	1.25%	to	2.40%	1,144,277	24.84	to	20.63	27,830,224	1.77%	20.57%	to	19.16%
2018	1.25%	to	2.40%	1,292,682	20.60	to	17.32	26,175,140	1.58%	-4.46%	to	-5.58%
2017	1.25%	to	2.50%	1,442,927	21.56	to	18.08	30,638,032	1.62%	9.98%	to	8.59%
Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)
2021	1.25%	to	2.40%	1,170,709	53.15	to	43.13	60,336,391	0.54%	27.33%	to	25.85%
2020	1.25%	to	2.40%	1,295,873	41.75	to	34.28	52,561,817	0.54%	20.00%	to	18.60%
2019	1.25%	to	2.40%	1,488,511	34.79	to	28.90	50,457,875	0.57%	29.45%	to	27.95%
2018	1.25%	to	2.40%	1,738,196	26.87	to	22.59	45,689,142	0.47%	-5.71%	to	-6.82%
2017	1.25%	to	2.60%	2,034,888	28.50	to	23.56	56,924,968	0.44%	19.25%	to	17.62%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV)
2021	1.25%	to	2.30%	531,735	28.38	to	23.45	14,592,954	2.20%	15.51%	to	14.29%
2020	1.25%	to	2.30%	575,479	24.56	to	20.52	13,675,720	2.65%	1.86%	to	0.78%
2019	1.25%	to	2.30%	669,781	24.12	to	20.36	15,659,893	2.82%	21.61%	to	20.32%
2018	1.25%	to	2.30%	823,567	19.83	to	16.92	15,869,513	1.71%	-12.79%	to	-13.72%
2017	1.25%	to	2.60%	1,047,662	22.74	to	18.80	23,176,497	1.29%	14.12%	to	12.57%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2021	1.25%	to	2.40%	842,938	6.29	to	5.24	5,022,953	1.39%	40.22%	to	38.59%
2020	1.25%	to	2.40%	1,070,354	4.49	to	3.78	4,549,274	2.05%	-37.63%	to	-38.35%
2019	1.25%	to	2.40%	814,529	7.19	to	6.13	5,600,383	0.00%	2.18%	to	0.99%
2018	1.25%	to	2.40%	773,262	7.04	to	6.07	5,226,861	0.00%	-34.97%	to	-35.73%
2017	1.25%	to	2.40%	864,203	10.83	to	9.44	9,028,210	0.72%	-13.73%	to	-14.74%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP)
2021	1.25%	to	2.30%	261,043	12.00	to	10.71	3,054,266	3.64%	-2.08%	to	-3.12%
2020	1.25%	to	2.30%	347,521	12.26	to	11.05	4,160,648	3.90%	6.80%	to	5.67%
2019	1.25%	to	2.30%	356,525	11.48	to	10.46	4,006,396	3.62%	8.05%	to	6.90%
2018	1.25%	to	2.30%	416,410	10.62	to	9.78	4,337,285	2.79%	-1.43%	to	-2.49%
2017	1.25%	to	2.30%	395,190	10.77	to	10.03	4,184,604	2.83%	2.97%	to	1.88%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2021	1.25%	to	2.40%	662,370	9.84	to	8.10	6,255,661	1.63%	25.10%	to	23.64%
2020	1.25%	to	2.40%	732,591	7.87	to	6.55	5,546,263	2.35%	-13.09%	to	-14.10%
2019	1.25%	to	2.40%	793,842	9.05	to	7.63	6,942,544	1.00%	8.09%	to	6.83%
2018	1.25%	to	2.40%	858,894	8.37	to	7.14	6,968,923	0.31%	-24.20%	to	-25.09%
2017	1.25%	to	2.40%	1,012,288	11.05	to	9.53	10,856,229	0.14%	1.68%	to	0.50%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2021	1.25%	to	2.40%	1,042,575	62.60	to	50.80	63,954,255	0.00%	28.40%	to	26.91%
2020	1.25%	to	2.40%	1,145,102	48.75	to	40.03	54,802,928	0.00%	28.92%	to	27.42%
2019	1.25%	to	2.40%	1,327,752	37.82	to	31.41	49,449,043	0.00%	34.88%	to	33.31%
2018	1.25%	to	2.40%	1,524,296	28.04	to	23.57	42,208,708	0.03%	1.00%	to	-0.19%
2017	1.25%	to	2.50%	1,852,364	27.76	to	23.28	50,905,518	0.25%	27.73%	to	26.12%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2021	1.25%	to	2.40%	1,170,684	26.79	to	21.74	30,479,419	5.85%	4.74%	to	3.52%
2020	1.25%	to	2.40%	1,250,237	25.58	to	21.00	31,104,351	7.18%	4.70%	to	3.48%
2019	1.25%	to	2.40%	1,386,642	24.43	to	20.30	33,013,600	6.54%	9.80%	to	8.52%
2018	1.25%	to	2.40%	1,586,197	22.25	to	18.70	34,544,464	6.44%	-3.35%	to	-4.48%
2017	1.25%	to	2.40%	1,803,974	23.02	to	19.58	40,817,198	5.63%	5.35%	to	4.13%
Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)
2021	1.25%	to	2.40%	517,637	23.85	to	19.35	11,895,069	1.06%	12.75%	to	11.44%
2020	1.25%	to	2.40%	572,541	21.15	to	17.37	11,705,505	2.40%	5.85%	to	4.61%
2019	1.25%	to	2.40%	648,426	19.98	to	16.60	12,574,915	1.57%	17.21%	to	15.85%
2018	1.25%	to	2.40%	724,916	17.05	to	14.33	12,062,788	1.57%	-18.85%	to	-19.80%
2017	1.25%	to	2.40%	737,328	21.01	to	17.87	15,180,097	1.41%	21.62%	to	20.21%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)
2021	1.25%	to	2.40%	422,529	34.59	to	28.07	14,238,354	0.06%	16.39%	to	15.04%
2020	1.25%	to	2.40%	474,187	29.72	to	24.40	13,779,980	0.42%	19.07%	to	17.69%
2019	1.25%	to	2.40%	556,339	24.96	to	20.73	13,621,816	0.65%	24.36%	to	22.91%
2018	1.25%	to	2.40%	642,811	20.07	to	16.87	12,717,273	0.48%	-7.45%	to	-8.53%
2017	1.25%	to	2.40%	701,207	21.68	to	18.44	15,044,590	0.05%	22.97%	to	21.54%
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)
2021	1.25%	to	2.30%	455,962	10.53	to	9.39	4,666,440	1.47%	-1.73%	to	-2.78%
2020	1.25%	to	2.30%	502,062	10.71	to	9.66	5,245,546	2.67%	2.84%	to	1.74%
2019	1.25%	to	2.30%	449,101	10.42	to	9.49	4,583,683	1.84%	2.93%	to	1.83%
2018	1.25%	to	2.30%	493,200	10.12	to	9.32	4,892,337	1.65%	-0.49%	to	-1.55%
2017	1.25%	to	2.30%	443,247	10.17	to	9.47	4,437,049	1.60%	0.14%	to	-0.92%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2021	1.25%	to	2.40%	530,635	66.95	to	55.13	34,075,712	0.00%	14.90%	to	13.56%
2020	1.25%	to	2.40%	574,598	58.27	to	48.55	32,162,310	0.00%	47.14%	to	45.43%
2019	1.25%	to	2.40%	658,975	39.60	to	33.38	25,129,663	0.00%	36.22%	to	34.63%
2018	1.25%	to	2.40%	762,792	29.07	to	24.80	21,413,944	0.00%	-1.31%	to	-2.47%
2017	1.25%	to	2.60%	888,063	29.46	to	24.78	25,332,768	0.00%	25.31%	to	23.61%
Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)
2021	1.25%	to	2.10%	1,335,016	9.71	to	8.31	12,623,020	0.00%	-1.25%	to	-2.10%
2020	1.25%	to	2.10%	1,548,202	9.83	to	8.49	14,811,266	0.35%	-0.88%	to	-1.73%
2019	1.25%	to	2.10%	1,526,705	9.92	to	8.63	14,819,276	1.81%	0.56%	to	-0.31%
2018	1.25%	to	2.10%	1,406,996	9.86	to	8.66	13,625,902	1.51%	0.25%	to	-0.62%
2017	1.25%	to	2.50%	1,626,895	9.84	to	8.23	15,795,655	0.57%	-0.67%	to	-1.92%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)
2021	1.25%	to	2.40%	1,674,064	26.75	to	22.74	43,712,034	1.64%	17.45%	to	16.08%
2020	1.25%	to	2.40%	1,799,392	22.77	to	19.59	40,050,836	1.50%	14.26%	to	12.93%
2019	1.25%	to	2.40%	2,122,855	19.93	to	17.35	41,425,208	2.76%	21.70%	to	20.28%
2018	1.25%	to	2.40%	2,316,383	16.38	to	14.42	37,255,454	1.81%	-5.47%	to	-6.58%
2017	1.25%	to	2.40%	2,955,926	17.32	to	15.44	50,425,537	0.91%	18.34%	to	16.97%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)
2021	1.25%	to	2.15%	4,275,643	18.83	to	16.59	79,310,645	1.80%	8.80%	to	7.81%
2020	1.25%	to	2.15%	4,656,185	17.31	to	15.39	79,444,536	1.67%	11.26%	to	10.25%
2019	1.25%	to	2.35%	4,540,374	15.56	to	13.96	69,698,833	2.03%	13.22%	to	12.19%
2018	1.25%	to	2.35%	4,911,950	13.74	to	12.17	66,667,961	1.15%	-3.16%	to	-4.24%
2017	1.25%	to	2.35%	5,451,260	14.19	to	12.71	76,441,739	0.72%	9.13%	to	7.92%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)
2021	1.25%	to	2.50%	21,151,305	24.65	to	20.67	517,407,497	1.92%	15.42%	to	13.96%
2020	1.25%	to	2.50%	25,331,661	21.36	to	18.14	537,188,669	1.77%	13.68%	to	12.24%
2019	1.25%	to	2.50%	30,041,030	18.79	to	16.16	560,652,158	2.74%	19.88%	to	18.36%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	1.25%	to	2.50%	36,935,522	15.67	to	13.65	575,395,766	1.77%	-5.90%	to	-7.10%
2017	1.25%	to	2.50%	44,138,302	16.65	to	14.69	730,919,626	0.83%	15.26%	to	13.81%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2021	1.25%	to	2.05%	345,567	17.14	to	16.01	5,797,110	1.48%	13.80%	to	12.88%
2020	1.25%	to	2.05%	350,047	15.06	to	14.18	5,173,943	1.38%	8.34%	to	7.47%
2019	1.25%	to	2.05%	397,119	13.90	to	13.20	5,438,609	1.99%	17.80%	to	16.85%
2018	1.25%	to	2.05%	378,097	11.80	to	11.30	4,406,239	1.31%	-5.95%	to	-6.72%
2017	1.25%	to	2.05%	379,324	12.55	to	12.11	4,709,933	0.45%	14.25%	to	13.33%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)
2021	1.25%	to	2.40%	6,429,016	20.75	to	17.65	131,293,823	2.04%	10.97%	to	9.67%
2020	1.25%	to	2.40%	7,432,349	18.70	to	16.09	136,945,271	1.85%	12.10%	to	10.79%
2019	1.25%	to	2.40%	8,548,269	16.69	to	14.53	140,636,958	2.35%	15.39%	to	14.04%
2018	1.25%	to	2.40%	10,090,343	14.46	to	12.74	144,047,337	1.33%	-3.89%	to	-5.02%
2017	1.25%	to	2.40%	11,803,013	15.05	to	13.41	175,592,118	0.81%	11.36%	to	10.07%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2020	1.25%	to	1.95%	3,429,779	13.76	to	13.06	46,921,774	1.42%	8.24%	to	7.47%
2019	1.25%	to	1.95%	3,607,397	12.72	to	12.15	45,636,000	1.69%	13.46%	to	12.65%
2018	1.25%	to	1.95%	3,521,964	11.21	to	10.79	39,298,226	0.89%	-4.12%	to	-4.80%
2017	1.25%	to	1.95%	3,178,533	11.69	to	11.33	37,017,474	0.42%	10.45%	to	9.67%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2020	1.25%	to	2.30%	16,343,103	14.43	to	13.33	234,181,601	1.37%	7.70%	to	6.56%
2019	1.25%	to	2.30%	17,173,783	13.40	to	12.51	228,686,617	1.88%	15.86%	to	14.63%
2018	1.25%	to	2.30%	17,181,492	11.56	to	10.92	197,644,440	0.95%	-5.21%	to	-6.22%
2017	1.25%	to	2.30%	15,645,980	12.20	to	11.64	190,060,598	0.45%	12.38%	to	11.19%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)
2021	1.25%	to	2.40%	20,625,060	22.06	to	18.76	448,354,405	1.98%	13.23%	to	11.91%
2020	1.25%	to	2.40%	24,280,668	19.48	to	16.76	466,745,461	1.83%	12.92%	to	11.60%
2019	1.25%	to	2.45%	28,515,049	17.25	to	15.02	486,091,990	2.62%	17.56%	to	16.20%
2018	1.25%	to	2.45%	34,523,533	14.68	to	12.85	501,254,715	1.41%	-5.11%	to	-6.27%
2017	1.25%	to	2.60%	41,242,468	15.47	to	13.51	631,714,371	0.77%	13.27%	to	11.72%
Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)
2021	1.25%	to	2.40%	274,991	37.66	to	30.71	9,956,129	0.91%	41.89%	to	40.24%
2020	1.25%	to	2.40%	306,469	26.54	to	21.90	7,836,602	1.69%	-4.34%	to	-5.46%
2019	1.25%	to	2.40%	330,977	27.75	to	23.17	8,873,708	1.57%	22.87%	to	21.44%
2018	1.25%	to	2.40%	411,999	22.58	to	19.08	8,986,844	1.56%	-6.76%	to	-7.85%
2017	1.25%	to	2.40%	496,867	24.22	to	20.70	11,656,511	1.31%	4.07%	to	2.86%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)
2021	1.25%	to	2.40%	825,467	36.72	to	29.80	29,355,945	0.95%	2.69%	to	1.49%
2020	1.25%	to	2.40%	902,215	35.76	to	29.36	31,332,304	0.00%	35.94%	to	34.36%
2019	1.25%	to	2.40%	1,034,743	26.30	to	21.85	26,499,258	0.00%	21.83%	to	20.41%
2018	1.25%	to	2.40%	1,183,535	21.59	to	18.15	25,141,500	0.37%	-5.32%	to	-6.43%
2017	1.25%	to	2.40%	890,899	22.80	to	19.39	20,149,324	0.00%	21.58%	to	20.17%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV)
2021	1.25%	to	2.40%	223,078	36.13	to	29.32	7,819,811	0.00%	19.27%	to	17.88%
2020	1.25%	to	2.40%	259,931	30.30	to	24.87	7,641,886	0.00%	5.69%	to	4.46%
2019	1.25%	to	2.40%	279,880	28.67	to	23.81	7,816,501	0.00%	22.77%	to	21.34%
2018	1.25%	to	2.40%	321,724	23.35	to	19.62	7,343,077	0.11%	-11.61%	to	-12.65%
2017	1.25%	to	2.40%	360,005	26.42	to	22.47	9,319,768	0.00%	12.31%	to	11.00%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2021	1.25%	to	2.40%	855,599	81.63	to	66.24	67,967,419	0.00%	13.73%	to	12.40%
2020	1.25%	to	2.40%	946,710	71.77	to	58.93	66,311,021	0.00%	33.67%	to	32.12%
2019	1.25%	to	2.40%	1,077,228	53.69	to	44.61	56,612,536	0.00%	47.62%	to	45.90%
2018	1.25%	to	2.40%	1,242,603	36.37	to	30.57	44,476,031	0.00%	-6.43%	to	-7.52%
2017	1.25%	to	2.40%	1,387,515	38.87	to	33.06	53,340,307	0.00%	30.47%	to	28.96%
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
2020	1.25%	to	2.40%	501,134	25.94	to	21.29	12,932,849	2.04%	0.71%	to	-0.46%
2019	1.25%	to	2.40%	571,083	25.75	to	21.39	14,657,112	0.81%	24.75%	to	23.30%
2018	1.25%	to	2.40%	674,862	20.64	to	17.35	13,933,684	1.89%	-8.40%	to	-9.48%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2017	1.25%	to	2.40%	805,994	22.54	to	19.17	18,215,229	1.45%	11.09%	to	9.80%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	1.25%	to	2.40%	3,028,768	10.52	to	10.44	31,825,241	0.01%	5.24%	to	4.43%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	1.25%	to	2.00%	1,462,122	20.75	to	18.55	29,946,793	0.15%	12.21%	to	11.35%
2020	1.25%	to	2.00%	1,644,101	18.49	to	16.66	30,051,276	0.22%	10.92%	to	10.08%
2019	1.25%	to	2.15%	1,883,350	16.67	to	15.13	31,066,524	1.99%	20.31%	to	19.39%
2018	1.25%	to	2.15%	2,222,192	13.85	to	12.45	30,501,320	1.47%	-8.89%	to	-9.72%
2017	1.25%	to	2.15%	2,845,486	15.21	to	13.79	42,887,279	1.55%	15.22%	to	14.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	1.25%	to	2.35%	744,318	16.70	to	14.17	12,176,686	0.20%	5.37%	to	4.20%
2020	1.25%	to	2.35%	875,518	15.84	to	13.59	13,628,714	0.13%	7.20%	to	6.00%
2019	1.25%	to	2.35%	988,246	14.78	to	12.83	14,346,314	2.09%	12.06%	to	10.82%
2018	1.25%	to	2.35%	1,157,549	13.19	to	11.57	15,030,854	1.82%	-4.94%	to	-6.01%
2017	1.25%	to	2.35%	1,380,180	13.88	to	12.31	18,886,883	1.80%	7.85%	to	6.65%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	1.25%	to	2.05%	121,810	21.42	to	19.01	2,542,711	0.13%	14.06%	to	13.14%
2020	1.25%	to	2.05%	119,242	18.78	to	16.81	2,184,823	0.23%	11.41%	to	10.50%
2019	1.25%	to	2.05%	130,553	16.86	to	15.21	2,152,593	1.96%	22.19%	to	21.20%
2018	1.25%	to	2.05%	151,396	13.80	to	12.55	2,034,508	1.31%	-10.00%	to	-10.73%
2017	1.25%	to	2.60%	194,831	15.33	to	13.24	2,885,133	1.18%	16.95%	to	15.36%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	1.25%	to	2.00%	1,361,337	14.23	to	12.73	19,163,967	0.24%	1.47%	to	0.70%
2020	1.25%	to	2.00%	1,163,496	14.03	to	12.64	16,175,564	0.11%	5.38%	to	4.58%
2019	1.25%	to	2.00%	816,028	13.31	to	12.09	10,769,693	2.12%	8.16%	to	7.34%
2018	1.25%	to	2.00%	835,051	12.31	to	11.26	10,195,968	2.00%	-3.04%	to	-3.78%
2017	1.25%	to	2.00%	873,905	12.69	to	11.70	11,013,564	1.91%	4.37%	to	3.57%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	1.25%	to	2.35%	1,406,198	18.89	to	16.03	25,960,612	0.19%	8.94%	to	7.72%
2020	1.25%	to	2.35%	1,612,766	17.34	to	14.88	27,389,411	0.13%	8.97%	to	7.75%
2019	1.25%	to	2.35%	1,819,765	15.92	to	13.81	28,425,217	2.07%	16.27%	to	14.98%
2018	1.25%	to	2.35%	2,146,927	13.69	to	12.01	28,886,242	1.68%	-6.87%	to	-7.91%
2017	1.25%	to	2.35%	2,629,663	14.70	to	13.04	38,045,062	1.71%	11.52%	to	10.28%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2021	1.25%	to	2.40%	4,789,454	15.33	to	13.85	72,863,290	0.18%	10.61%	to	9.32%
2020	1.25%	to	2.40%	5,053,914	13.86	to	12.66	69,562,658	0.12%	5.00%	to	3.78%
2019	1.25%	to	2.40%	5,611,603	13.20	to	12.20	73,623,213	2.18%	13.81%	to	12.48%
2018	1.25%	to	2.40%	5,624,921	11.59	to	10.85	64,898,752	1.81%	-7.24%	to	-8.32%
2017	1.25%	to	2.40%	5,341,688	12.50	to	11.83	66,482,109	1.77%	15.50%	to	14.16%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2021	1.25%	to	2.40%	1,144,940	13.82	to	12.49	15,676,405	0.19%	6.23%	to	4.99%
2020	1.25%	to	2.40%	1,191,487	13.01	to	11.89	15,374,577	0.12%	3.25%	to	2.05%
2019	1.25%	to	2.40%	1,227,552	12.60	to	11.65	15,352,006	2.19%	11.59%	to	10.29%
2018	1.25%	to	2.40%	1,225,631	11.29	to	10.57	13,750,285	1.90%	-6.81%	to	-7.90%
2017	1.25%	to	2.40%	1,198,821	12.12	to	11.47	14,441,768	1.85%	12.61%	to	11.30%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2021	1.25%	to	2.30%	28,565,203	10.44	to	10.37	298,041,548	0.00%	4.40%	to	3.66%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	1.25%	to	2.40%	1,375,769	11.12	to	11.04	15,281,040	2.48%	11.24%	to	10.38%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	1.25%	to	2.40%	1,567,256	21.87	to	18.85	33,727,403	0.19%	6.89%	to	5.65%
2020	1.25%	to	2.40%	1,677,424	20.46	to	17.85	33,787,325	0.13%	8.04%	to	6.78%
2019	1.25%	to	2.40%	1,755,091	18.94	to	16.71	32,713,289	2.21%	13.90%	to	12.57%
2018	1.25%	to	2.40%	1,843,356	16.63	to	14.85	30,201,758	1.87%	-6.05%	to	-7.15%
2017	1.25%	to	2.40%	1,904,366	17.70	to	15.99	33,240,032	1.80%	9.75%	to	8.47%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	1.25%	to	2.25%	1,180,435	28.16	to	24.76	32,778,474	0.17%	10.76%	to	9.64%
2020	1.25%	to	2.25%	1,330,326	25.43	to	22.58	33,412,857	0.17%	10.22%	to	9.11%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	1.25%	to	2.25%	1,504,985	23.07	to	20.70	34,354,086	2.08%	18.44%	to	17.24%
2018	1.25%	to	2.25%	1,624,256	19.48	to	17.65	31,341,565	1.65%	-7.65%	to	-8.59%
2017	1.25%	to	2.00%	1,749,627	21.09	to	19.74	36,628,342	1.73%	13.38%	to	12.52%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2021	1.25%	to	2.30%	283,848	9.98	to	9.97	2,833,208	0.00%	-0.17%	to	-0.31%	****

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.